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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
                                               -----------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Husic Capital Management
Address: One Front Street, 36th Floor
         San Francisco, CA  94111

Form 13F File Number: 28 - 4257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Susan Freund
Title: Chief Compliance Officer
Phone: (415) 445-5228

Signature, Place, and Date of Signing:


           /s/ Susan Freund               San Francisco, CA     November 4, 2009
-------------------------------------   ---------------------   ----------------
             [Signature]                    [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:        109
Form 13F Information Table Value Total:   $125,681
                                          --------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

                           FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------- --------- -------- ---------------- ---------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                                   TITLE OF                 VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  ---------------------
        NAME OF ISSUER               CLASS        CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION   MGRS     SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ------
ADOBE SYS INC                  COM              00724F101     1698   51402 SH       SOLE                  50245          1157
AECOM TECHNOLOGY CORP          COM              00766T100      220    8110 SH       SOLE                   8110
AK STL HLDG CORP COM           COM              001547108     1522   77160 SH       SOLE                  75456          1704
AMERICAN AXLE & MFG HLDGS      COM              024061103      371   52467 SH       SOLE                  48848          3619
AMKOR TECHNOLOGY INC.          COM              031652100      460   66822 SH       SOLE                  62233          4589
APPLE INC.                     COM              037833100     2238   12077 SH       SOLE                  11838           239
ARVINMERITOR INC               COM              043353101     1438  183857 SH       SOLE                 180279          3578
AUTONATION INC                 COM              05329W102      183   10101 SH       SOLE                  10101
BANKAMERICA CORP               COM              060505104      195   11554 SH       SOLE                  11554
BELO CORP                      COM SER A        080555105      428   79118 SH       SOLE                  73659          5459
BLACKSTONE GROUP LP            COM UNIT LTD     09253U108      200   14088 SH       SOLE                  14088
BOYD GAMING CORP               COM              103304101     1476  135005 SH       SOLE                 130025          4980
BROADCOM CORP                  CL A             111320107     1729   56351 SH       SOLE                  54375          1976
BURLINGTON NORTHERN SANTA FE   COM              12189T104      842   10551 SH       SOLE                  10342           209
CARROLS RESTAURANT GROUP INC.  COM              14574X104      651   86061 SH       SOLE                  81969          4092
CASUAL MALE RETAIL GROUP, INC. COM NEW          148711302       71   20684 SH       SOLE                  20684
CERNER CORP                    COM              156782104      233    3119 SH       SOLE                   3119
CHICO'S FAS INC.               COM              168615102      232   17843 SH       SOLE                  17843
CHIPOLTE MEXCICAN GRILL INC    COM CL A         169656105     2073   21362 SH       SOLE                  20946           416

                           FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------- --------- -------- ---------------- ---------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                                   TITLE OF                 VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  ---------------------
        NAME OF ISSUER               CLASS        CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION   MGRS     SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ------
CIENA CORP COM                 COM NEW          171779309     2339  143678 SH       SOLE                 141023          2655
CLAYMORE EXCHANGE TRADED FD    BNY BRI&C PTF    18383M100      525   13480 SH       SOLE                  12543           937
CLEARWIRE CORP NEW             CL A             18538Q105      197   24204 SH       SOLE                  24204
CNX GAS CORP                   COM              12618H309      203    6605 SH       SOLE                   6605
CONTANGO OIL & GAS CO          COM NEW          21075N204     3437   67320 SH       SOLE                  66170          1150
CORNING INC                    COM              219350105     1412   92232 SH       SOLE                  90428          1804
COTT CORP QUE                  COM              22163N106      237   32197 SH       SOLE                  32197
CYPRESS SEMICONDUCTOR CO       COM              232806109      234   22687 SH       SOLE                  22687
DISH NETWORK CORP              CL A             25470M109      288   14978 SH       SOLE                  14978
DOMINO'S PIZZA INC             COM              25754A201      251   28414 SH       SOLE                  28414
EMCOR GROUP INC                COM              29084Q100      224    8855 SH       SOLE                   8234           621
EXPRESS SCRIPTS INC            COM              302182100      212    2729 SH       SOLE                   2729
FAIRCHILD SEMICONDUCTOR INTL   COM              303726103     2390  233636 SH       SOLE                 227075          6561
FERRO CORP                     COM              315405100     1478  166089 SH       SOLE                 158559          7530
FLEXTRONICS INTL LTD           ORD              Y2573F102     2103  281571 SH       SOLE                 275371          6200
FLUOR CORP NEW                 COM              343412102     2915   57317 SH       SOLE                  55851          1466
FORTRESS INVESTMENT GROUP LLC  CL A             34958B106      985  189393 SH       SOLE                 185740          3653
GERDAU AMERISTEEL CORP.        COM              37373P105      220   27740 SH       SOLE                  27740
GOLDMAN SACHS GROUP INC        COM              38141G104     1660    9002 SH       SOLE                   8766           236

                           FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------- --------- -------- ---------------- ---------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                                   TITLE OF                 VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  ---------------------
        NAME OF ISSUER               CLASS        CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION   MGRS     SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ------
GOODYEAR TIRE & RUBBER         COM              382550101     1207   70881 SH       SOLE                  69286          1595
GOOGLE INC.                    CL A             38259P508      362     731 SH       SOLE                    731
GREENHILL & CO                 COM              395259104      286    3196 SH       SOLE                   3196
GROUP ONE AUTOMOTIVE INC       COM              398905109      230    8557 SH       SOLE                   8557
GUESS? INC                     COM              401617105     1645   44408 SH       SOLE                  43658           750
HOME DEPOT INC                 COM              437076102      210    7891 SH       SOLE                   7891
HORSEHEAD HOLDING CORP         COM              440694305      551   46993 SH       SOLE                  46993
INTERNATIONAL BUSINESS MACHINE COM              459200101     2201   18404 SH       SOLE                  18008           396
INTERNATIONAL GAME TEC COM     COM              459902102      743   34583 SH       SOLE                  33059          1524
INTL COAL GROUP INC            COM              45928H106     2998  743811 SH       SOLE                 726429         17382
INTREPID POTASH INC            COM              46121Y102      404   17141 SH       SOLE                  17141
ISHARES TR INDEX               FTSE/XINHUA IDX  464287184      550   13447 SH       SOLE                  12530           917
ISHARES TR INDEX               MSCI EMERGING
                               MKT              464287234      509   13091 SH       SOLE                  12181           910
ISHARES INC                    MSCI HONG KONG   464286871      442   28476 SH       SOLE                  26491          1985
JABIL CIRCUIT INC              COM              466313103      251   18720 SH       SOLE                  18720
JACK IN THE BOX INC            COM              466367109     1195   58315 SH       SOLE                  57710           605
JAMBA INC                      COM              47023A101      489  262790 SH       SOLE                 244653         18137
JP MORGAN CHASE & CO           COM              46625H100     3650   83304 SH       SOLE                  81535          1769
KB HOME                        COM              48666K109      651   39209 SH       SOLE                  39209

                           FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------- --------- -------- ---------------- ---------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                                   TITLE OF                 VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  ---------------------
        NAME OF ISSUER               CLASS        CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION   MGRS     SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ------
KODIAK OIL & GAS CORP          COM              50015Q100     1003  418022 SH       SOLE                 404505         13517
LAS VEGAS SANDS CORP           COM              517834107     2935  174307 SH       SOLE                 169233          5074
LIVEPERSON INC                 COM              538146101      955  189571 SH       SOLE                 189571
MANNKIND CORP                  COM              56400P201     2302  233712 SH       SOLE                 226235          7477
MARKET VECTORS ETF TR          AGRIBUS ETF      57060U605      205    5298 SH       SOLE                   4927           371
MASTERCARD INC                 CL A             57636Q104      209    1035 SH       SOLE                   1035
MCDERMOTT INTL INC             COM              580037109     6969  275773 SH       SOLE                 268030          7743
MELCO CROWN ENTERTAINMENT LTD  ADR              585464100     2112  303507 SH       SOLE                 293920          9587
MERCADOLIBRE INC               COM              58733R102      250    6511 SH       SOLE                   6511
MERITAGE HOMES CORP            COM              59001A102     3342  164625 SH       SOLE                 161445          3180
MGM MIRAGE                     COM              552953101      943   78342 SH       SOLE                  76983          1359
MICRON TECHNOLOGY INC          COM              595112103     1632  198999 SH       SOLE                 195052          3947
MORGAN STANLEY                 COM NEW          617446448     1526   49406 SH       SOLE                  48423           983
MOSAIC COMPANY (THE)           COM              61945A107     2183   45411 SH       SOLE                  44243          1168
NUCOR CORP                     COM              670346105      224    4775 SH       SOLE                   4775
O'CHARLEY'S INC                COM              670823103      271   28936 SH       SOLE                  28936
OCH-ZIFF CAPITAL MANAGEMENT GR CL A             67551U105      191   15654 SH       SOLE                  15654
OLYMPIC STEEL INC.             COM              68162K106     1594   55569 SH       SOLE                  54098          1471
ON SEMICONDUCTOR CORP          COM              682189105     1338  162155 SH       SOLE                 159050          3105

                           FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------- --------- -------- ---------------- ---------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                                   TITLE OF                 VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  ---------------------
        NAME OF ISSUER               CLASS        CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION   MGRS     SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ------
PAPA JOHNS INTL INC            COM              698813102      740   30098 SH       SOLE                  29548           550
PENSKE AUTOMOTIVE GROUP INC    COM              70959W103     1569   81789 SH       SOLE                  80371          1418
PINNACLE ENTERTAINMENT INC.    COM              723456109     2763  271102 SH       SOLE                 264927          6175
PIONEER DRILLING CO.           COM              723655106      216   29376 SH       SOLE                  29376
POTASH CORP SASK INC           COM              73755L107     2167   23989 SH       SOLE                  23355           634
PROSHARES TR                   PSHS ULT S&P 500 74347R297      530   12051 SH       SOLE                  11204           847
QUALCOMM INC                   COM              747525103     2933   65213 SH       SOLE                  63941          1272
QUICKSILVER RESOURCES INC.     COM              74837R104     2529  178252 SH       SOLE                 172299          5953
SANDISK CORP                   COM              80004C101     1698   78263 SH       SOLE                  76505          1758
SANMINA-SCI CORP               COM NEW          800907206      706   82079 SH       SOLE                  78356          3723
SEARS HOLDINGS CORP            COM              812350106      531    8128 SH       SOLE                   7920           208
SELECT SECTOR SPDR TR.         SBI INT-FINL     81369Y605      592   39608 SH       SOLE                  36829          2779
SILICON LABORATORIES INC       COM              826919102      223    4820 SH       SOLE                   4820
SKYWORK SOLUTIONS INC          COM              83088M102     2253  170199 SH       SOLE                 165535          4664
STARBUCKS CORP                 COM              855244109     3550  171918 SH       SOLE                 168268          3650
TARGET CORPORATION             COM              87612E106     2691   57658 SH       SOLE                  56428          1230
TEKELEC                        COM              879101103      516   31434 SH       SOLE                  30047          1387
TERRA NITROGEN CO LP           COM UNIT         881005201      296    2844 SH       SOLE                   2844
TEXAS INSTRUMENTS INC          COM              882508104      256   10814 SH       SOLE                  10814

                           FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ ---------------- --------- -------- ---------------- ---------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                                   TITLE OF                 VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  ---------------------
        NAME OF ISSUER               CLASS        CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION   MGRS     SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ------
TIME WARNER INC                COM NEW          887317303      205    7120 SH       SOLE                   7120
TOLL BROTHERS INC              COM              889478103     2849  145793 SH       SOLE                 142718          3075
TRANSACT TECHNOLOGIES INC.     COM              892918103      317   59805 SH       SOLE                  59805
TRIQUINT SEMICONDUCTOR INC     COM              89674K103      860  111411 SH       SOLE                 105889          5522
U.S. ENERGY CORP WYO           COM              911805109       40   10380 SH       SOLE                  10380
UNION PACIFIC CORP             COM              907818108      786   13467 SH       SOLE                  13164           303
VAIL RESORTS INC               COM              91879q109      275    8189 SH       SOLE                   8189
VMWARE INC                     CL A COM         928563402      224    5572 SH       SOLE                   5572
WALTER ENERGY INC              COM              93317Q105     1870   31128 SH       SOLE                  30244           884
WYNN RESORTS LTD               COM              983134107     1483   20925 SH       SOLE                  19913          1012
ZORAN CORP                     COM              98975F101      134   11653 SH       SOLE                  11653
ACERGY SA                      SPONSORED ADR    00443E104     1549  122661 SH       SOLE                 120417          2244
POSCO                          SPONSORED ADR    693483109      249    2399 SH       SOLE                   2399
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100     1753  159954 SH       SOLE                 157179          2775